Employee benefits - Amount Included in the Statement of Financial Position Arising from the Company's Obligations (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	€ 320.0	€ 279.0	€ 266.7
Plan assets, at fair value	86.4	81.5
Net defined benefit liability (asset)	233.6	197.5	185.4
Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	314.9	274.2	261.8
Plan assets, at fair value	(86.4)	(81.5)	(81.3)
Net defined benefit liability (asset)	228.5	192.7	180.5
Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	5.1	4.8	4.9
Net defined benefit liability (asset)	5.1	4.8	€ 4.9
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	320.0	279.0
Present value of defined benefit obligation | Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	314.9	274.2
Present value of defined benefit obligation | Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	5.1	4.8
Present value of defined benefit obligation | Unfunded Plan
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	82.7	70.6
Present value of defined benefit obligation | Unfunded Plan | Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	77.6	65.8
Present value of defined benefit obligation | Unfunded Plan | Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	5.1	4.8
Present value of defined benefit obligation | Funded Plan
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	237.3	208.4
Present value of defined benefit obligation | Funded Plan | Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	237.3	208.4
Present value of defined benefit obligation | Funded Plan | Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	0.0	0.0
Plan assets [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	(86.4)	(81.5)
Plan assets [member] | Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	(86.4)	(81.5)
Plan assets [member] | Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	€ 0.0	€ 0.0